OTHER LIABILITIES - Summary of Other Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,183		$ 1,355
Warranty and campaign programs	1,026	$ 997	995	$ 903	$ 887	$ 919
Marketing and sales incentive programs	1,480		1,324
Tax payables	813		654
Accrued expenses and deferred income	687		672
Accrued employee benefits	812		681
Lease liabilities	431		453
Legal reserves and other provisions	342		332
Contract reserve	407		389
Contract liabilities	1,392		1,381
Restructuring reserve	64		76
Other	1,088		1,100
Total	9,725		9,412
Future rents related to buy-back agreements	$ 722		$ 740